All Other Assets (Parenthetical) (Details) (Other Assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Line Items]
Valuation allowances	$ 135	$ 97
Supplementary Insurance Information, Deferred Policy Acquisition Costs	624.00	700.00
Deferred acquisition costs	624	700
Increase in assets held for sale	2,978
Continuous Loss Position Less Than Twelve Months [Member]
Other Assets [Line Items]
Fair value on cost method investments in a continuous loss position	5	17
Unrealized loss on cost method investments in a continuous loss position	1	1
Continuous Loss Position More Than Twelve Months [Member]
Other Assets [Line Items]
Unrealized loss on cost method investments in a continuous loss position	1
Subsidiaries [Member]
Other Assets [Line Items]
Amount Of Liability Net Against Contract Costs And Estimated Earnings	$ 2,329	$ 1,842